Details of Significant Accounts - Costs and expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Cost of goods sold	$ 39	$ 2	$ 11
Employee benefit expenses	27,300	23,472	18,039
Promotional fees	7,517	10,841	6,511
Service providing expenses	5,518	4,286	2,548
Professional service fees	8,537	3,753	2,482
Warranty cost	897	734	780
Depreciation of right-of-use assets	456	389	306
Depreciation of property, plant and equipment	247	209	150
Insurance expenses	459	82	63
Amortisation on intangible assets	63	47	36
Listing expense	65,264
Others	2,077	1,982	1,788
Total operating costs and operating expenses	$ 118,374	$ 45,797	$ 32,714